Northwestern Mutual Series Fund, Inc.

Supplement Dated June 20, 2011 to the

Prospectus Dated May 1, 2011

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Effective July 1, 2011, the Prospectus is hereby amended by deleting the fifth paragraph currently set forth on page 103 under the “Advisory Fee Waiver Agreements” portion of the “Advisory Fees” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” and replacing it with the following language:

“Effective July 1, 2011, with respect to the Money Market Portfolio, Mason Street Advisors has voluntarily agreed to waive a portion of its management fee on a temporary basis such that the management fee is 0.15% of the Portfolio’s average net assets. This voluntary waiver will be reviewed periodically by Mason Street Advisors in light of market and economic developments and may be revised or discontinued at any time without advance notice.”

Northwestern Mutual Series Fund, Inc.

Supplement Dated June 20, 2011 to the

Statement of Additional Information Dated May 1, 2011

This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2011. You should read this Supplement together with the SAI. Please retain this Supplement for future reference.

Effective July 1, 2011, the SAI is hereby amended by deleting the fifth paragraph currently set forth on page B-62 under the “Advisory Fee Waiver Agreements” portion of the sub-section of the SAI section titled “The Adviser,” under “INVESTMENT ADVISORY AND OTHER SERVICES,” and replacing it with the following language:

“Effective July 1, 2011, with respect to the Money Market Portfolio, Mason Street Advisors has voluntarily agreed to waive a portion of its management fee on a temporary basis such that the management fee is 0.15% of the Portfolio’s average net assets. This voluntary waiver will be reviewed periodically by Mason Street Advisors in light of market and economic developments and may be revised or discontinued at any time without advance notice.”